Leases (Tables)	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of financial position
	31 December 2022	30 June 2022
	$	$
Amounts recognised in statement of financial position
Right-of-use assets
Right-of-use assets (1)	255,074	-
Depreciation	(31,234)	-
Net carrying amount	223,840	-

1.	During the half year ended 31 December 2022, the Company entered into a new lease agreement for its corporate head office. The lease has a four-year term.

Schedule of lease liabilities
	31 December 2022	30 June 2022
	$	$
Lease liabilities
Current	50,468	-
Non-current	181,519	-
Total lease liabilities	231,987	-

Schedule of comprehensive income
	31 December 2022	30 June 2022
	$	$
Amounts recognized in statement of comprehensive income
Depreciation charge of right-of-use assets	31,234	-
Net finance expenses	10,976	-
	42,210	-